Fair Value of Financial Assets and Liabilities - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, assets, level 1 to level 2 transfers, amount		$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers, amount		0	0
Fair value, assets, transfers into level 3, amount		0	0
Fair value, assets, transfers out of level 3, amount		0	0
Fair value of the warrant liability		25,962,000	$ 76,640,000
Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	$ 33,435,000
Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	62,963,000
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	24,438,000	12,362,000
Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of warrants	$ 34,764,000	$ 13,600,000